Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Nov. 08, 2016	Mar. 20, 2017	Feb. 28, 2017 USD ($)	Feb. 28, 2017 ILS (₪)	Feb. 10, 2017	Feb. 07, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 ILS (₪)
Commitments and Contingent Liabilities (Textual)
Bonus amount							$ 1,056		$ 848
Issuance costs of the ADSs									363
Liability due to grants							$ 492		$ 256
Motion total amount										$ 4,300	₪ 16,400
Description, of lawsuit filing
The Company delivered its response to the court in accordance with applicable law. A preliminary hearing held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.

The Company delivered its response to the court in accordance with applicable law. A preliminary hearing held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.

Loss contingency actions taken by court arbitrator or mediator	The Motion to be excluded from the purported class and claiming to have independent causes of action and claims of approximately NIS 1 million.
Gains on litigation settlements			$ 8,000	₪ 29,000
Debt instrument offering date		Nov. 20, 2015			Nov. 20, 2015	Nov. 20, 2015
Bottom of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues							3.00%	3.00%
Top of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues							6.00%	6.00%
Office premises through to the end of 2020 and for car leases through mid - 2021 [Member]
Commitments and Contingent Liabilities (Textual)
Annual commitment under lease agreements							$ 203	₪ 702
TyrNovo [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Aggregate amount of grants received							1,600					₪ 5,500
Maximum royalty payable excluding interest amount							$ 1,600	₪ 5,500
Yissum [Member]
Commitments and Contingent Liabilities (Textual)
Description of license agreement

In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license:

(i)	Royalties at a rate of three percent (3%) of net sales.

(ii)	Sublicense fees at a rate of twelve percent (12%) of sublicense consideration.

In addition, Yissum is entitled to receive an Exit Fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.

In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license:

(i)	Royalties at a rate of three percent (3%) of net sales.

(ii)	Sublicense fees at a rate of twelve percent (12%) of sublicense consideration.

In addition, Yissum is entitled to receive an Exit Fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.